Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO-SABESP
Entity Central Index Key	0001170858
Document Type	20-F/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	This amendment is being filed to include XBRL in the submission.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D5
Entity Common Stock, Shares Outstanding	683,509,869
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false